FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning	$ 36,766,667	$ 16,116,667		$ 16,116,667		$ 16,116,667	$ 16,116,667
Change in fair value of warrant liabilities	(850,001)	5,125,000	$ (333,333)	2,616,667	$ 2,183,333	(2,408,333)	(20,650,000)	$ 2,218,333
Initial measurement on September 17, 2019 (IPO)					18,300,000
Change in valuation inputs or other assumptions					(2,183,333)		20,650,000
Fair value as of ending	37,616,668				16,116,667		36,766,667	16,116,667
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning	22,366,667	9,716,667		9,716,667		9,716,667	9,716,667
Change in fair value of warrant liabilities	(550,001)
Initial measurement on September 17, 2019 (IPO)					11,000,000
Change in valuation inputs or other assumptions					(1,283,333)		12,650,000
Fair value as of ending	22,916,668				9,716,667		22,366,667	9,716,667
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning	14,400,000	$ 6,400,000		$ 6,400,000		$ 6,400,000	6,400,000
Change in fair value of warrant liabilities	(300,000)
Initial measurement on September 17, 2019 (IPO)					7,300,000
Change in valuation inputs or other assumptions					(900,000)		8,000,000
Fair value as of ending	$ 14,700,000				$ 6,400,000		$ 14,400,000	$ 6,400,000